Fair Value Measurements (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurements
Schedule of liabilities measured at fair value on a recurring basis

	June 30, 2023
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents	$112,580	$—	$—	$112,580
Financial liabilities:
Private placement warrants	$—	$2,069	$—	$2,069

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial liabilities:
Note payable	$—	$—	$7,756	$7,756
Research and development license consideration	$—	$—	$2,634	$2,634

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial liabilities:
Note payable	$—	$—	$7,756	$7,756
Research and development license consideration	—	—	2,634	2,634
Total	$—	$—	$10,390	$10,390

Notes payable
Fair Value Measurements
Summary of change in the fair value of the liabilities

For the Six
Months Ended
June 30, 2023
Balance at December 31, 2022	$7,756
Remeasurement of the Note to settlement value upon the Closing of the Business Combination	2,244
Settlement of the Note	(10,000)
Balance at June 30, 2023	$—

December 31, 2022
Beginning balance	$—
Initial measurement of note payable	7,600
Change upon remeasurement to fair value	156
Ending balance	$7,756

Research and development license consideration
Fair Value Measurements
Summary of change in the fair value of the liabilities

For the Six
Months Ended
June 30, 2023
Balance at December 31, 2022	$2,634
Remeasurement of the liability to settlement value upon the Closing of the Business Combination	1,854
Settlement of the liability	(4,488)
Balance at June 30, 2023	$—

December 31, 2022
Beginning balance	$—
Initial measurement of research and development license consideration	2,449
Change upon remeasurement to fair value	185
Ending balance	$2,634